Discontinued Operation and Assets and Liabilities Related to Discontinued Operation - Schedule of Aggregated Financial Results of Discontinued Operations (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Aggregated Financial Results Of Discontinued Operations Abstract
Net revenue		$ 1,328,203
Cost of revenue		(702,230)
Taxes and other surcharges		(5,623)
Gross profit		620,350
Operating expenses		(285,038)
Other income/(expenses).net		1,325
(Loss)/income before income tax		336,637
Income tax expense		(65,589)
(Loss)/income from discontinued operation, net of income tax	$ 0	$ 271,048